UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000802106

                                   CSMC 2021-RPL6 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Bruce Kaiserman, Vice President, (212) 538-1962

Name and telephone number, including area code, of the person to contact in connection with this filing

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	AMC Diligence, LLC (“AMC”) Narrative
99.2	AMC Loan Level Exception Report
99.3	AMC Exception Standard Report
99.4	AMC Rating Agency Grades Report
99.5	AMC Data Compare Report
99.6	Residential RealEstate Review Management Inc. (“RRR”) Narrative
99.7	RRR Pay History Report
99.8	RRR Servicing Comment Report
99.9	RRR Title Report
99.10	RRR Title Report - PR & VI
99.11	Opus Capital Markets, LLC (“Opus”) Narrative
99.12	Opus Exception Report
99.13	Opus Agency Grading Summary
99.14	Opus Data Compare Report
99.15	Clayton Services LLC (“Clayton”) Narrative
99.16	Clayton Loan Level Tape Compare
99.17	Clayton Conditions Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.

Date: July 15, 2021	By:	/s/ Bruce Kaiserman
	Name:	Bruce Kaiserman
	Title:	Vice President

EXHIBIT INDEX

Exhibit Number

99.1	AMC Narrative
99.2	AMC Loan Level Exception Report
99.3	AMC Exception Standard Report
99.4	AMC Rating Agency Grades Report
99.5	AMC Data Compare Report
99.6	RRR Narrative
99.7	RRR Pay History Report
99.8	RRR Servicing Comment Report
99.9	RRR Title Report
99.10	RRR Title Report - PR & VI
99.11	Opus Narrative
99.12	Opus Exception Report
99.13	Opus Agency Grading Summary
99.14	Opus Data Compare Report
99.15	Clayton Narrative
99.16	Clayton Loan Level Tape Compare
99.17	Clayton Conditions Report